Lease	12 Months Ended
Jun. 30, 2023
Lease [Abstract]
LEASE
13.	LEASE

Supplemental balance sheet information related to the operating lease was as follows:

	As of June 30,
	2023	2022
Right-of-use assets	$84,892	$461,399

Operating lease liabilities - current	$65,115	$208,926
Operating lease liabilities - non-current	39,634	250,178
Total operating lease liabilities	$104,749	$459,104

Our principal executive offices are located in Xiamen, Fujian, China, where Xiamen Pop Culture leases an office in Xiamen from an independent third party with an area of approximately 434 square meters, with a lease term of one year from January 20, 2023 to January 19, 2024 and a monthly rent of RMB12,154 (approximately $1,676).

Guangzhou Shuzhi leases an office in Guangzhou from an independent third party with an area of approximately 71 square meters, with a lease term of two years from August 1, 2022 to August 1, 2024 and a monthly rent of RMB5000 (approximately $690). Guangzhou Shuzhi purchased the building in October 2022, and terminated the lease agreement.

Guangzhou Shuzhi leases an office in Guangzhou from an independent third party with an area of approximately 68 square meters, with a lease term of one and half years from January 1, 2022 to July 31, 2023. The monthly rent from January 1, 2022 to July 31, 2022 was RMB10,976 (approximately $1,514), and RMB11,628 (approximately $1,604) from August 1, 2022 to July 31, 2023. On February 1, 2023, the monthly rent was changed to RMB9,113 (approximately $1,257).

Guangzhou Shuzhi leased an office in Guangzhou from an independent third party with an area of approximately 284 square meters, with a lease term of one and half years from January 1, 2022 to July 31, 2023. The monthly rent from January 1, 2022 to July 31, 2022 was RMB44,012 (approximately $6,070), and RMB46,635 (approximately $6,431) from August 1, 2022 to July 31, 2023. The lease agreement was terminated on February 1, 2023.

Pop Network leases an office in Xiamen from an independent third party with an area of approximately 501 square meters, with a lease term of one year from March 21, 2023 to March 20, 2024 and a monthly rent of RMB12,523 (approximately $1,727).

Xiamen Pop Culture leases offices from an independent third party with an area of approximately 22,227 square meters, with a lease term from March 1, 2022 to February 28, 2025 and a monthly rent of RMB50,000 (approximately $6,952) and an increase in the monthly rent every year. The lease agreement was terminated on December 31, 2022.

Shenzhen Pop leases an office in Shenzhen from an independent third party with an area of approximately 294 square meters, with a lease term of one year from March 9, 2022 to March 8, 2025 and a monthly rent of RMB38,408 (approximately $5,297).

Pupu Digital leases an office in Xiamen from an independent third party with an area of approximately 930 square meter, with a lease term of one year from March 21, 2023 to March 20, 2024 and a monthly rent of RMB27,888 (approximately $3,846).

The weighted average remaining lease terms and discount rates for the operating lease of Shenzhen Pop as of June 30, 2023 were as follows:

Remaining lease term and discount rate:

Weighted average remaining lease term (years)	2.15
Weighted average discount rate	6.92%

During the fiscal years ended June 30, 2021, 2022, and 2023, the Company incurred total operating lease expenses of $107,139, $84,552, and $84,627, respectively.

As of June 30, 2023, the future minimum rent payable under the non-cancelable operating lease for fiscal years ended June 30 were:

2024	$64,646
2025	49,556
Thereafter	-
Total lease payments	111,202
Less: imputed interest	(6,453)
Present value of lease liabilities	$104,749